Loss before taxation - Summary of information about Loss Before Taxation (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Detailed Information About Loss Before Taxation [Abstract]
Fees payable to the Company's Auditor for the audit of Group accounts	£ 514	£ 323
Fees payable to the Company's Auditor for other services:
Audit of subsidiary accounts	45	30
Audit-related assurance services	311	171
Accounting advisory services		10
Legal and professional fees including patent costs	2,413	936
Operating lease expense (IAS 17)		293
Depreciation of right-of-use assets (IFRS 16)	1,505
Depreciation (excluding right-of-use assets)	£ 52	£ 40